OPERATING LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASES AND COMMITMENTS
Summary of Operating lease right-of-use assets
In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2022	$384
Adjustment office lease	(4)
Accumulated amortization	(222)
Balances as of December 31, 2022	$158

In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2021	$422
Renewed office lease	184
Accumulated amortization	(222)
Balances as of December 31, 2021	$384
In Thousands of US Dollars
Operation lease right-of-use asset
Balances as of January 1, 2020	$136
Renewed office lease	533
Accumulated amortization	(247)
Balances as of December 31, 2020	$422

Summary of operating lease liability
In Thousands of US Dollars
Total
Balances as of January 1, 2022	$391
Adjustment office lease	(4)
Repayments of lease liability	(229)
Interest expenser	15
Balances as of December 31, 2022	$173
Lease liability due within one year	$173
Lease liability long term	$-

The total future commitment payment amount for above lease is $175,910 compared to an outstanding lease liability of $172,942 as of December 31, 2022. The difference is due to borrowing rate discount.

In Thousands of US Dollars
Total
Balances as of January 1, 2021	$426
Renewed office lease	184
Repayments of lease liability	(238)
Interest expenser	19
Balances as of December 31, 2021	$391
Lease liability due within one year	$228
Lease liability long term	$163

The total future commitment payment amount for above lease is $409,279 compared to an outstanding lease liability of $391,459 as of December 31, 2021. The difference is due to borrowing rate discount.

In Thousands of US Dollars
Total
Balances as of January 1, 2020	$147
Renewed office lease	533
Repayments of lease liability	(265)
Interest expense	11
Balances as of December 31, 2020	$426
Lease liability due within one year	$193
Lease liability long term	$233